OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Work in progress	$ 427	$ 481
Prepayments and other assets	274	232
Assets held for sale	1	10
Total current	702	723
Non-current
Prepayments and other assets	218	154
Total non-current	$ 218	$ 154